Loss per Share - Schedule of Calculation of Basic and Diluted Losses Per Share (Details) (10-K) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	[2]	Jun. 30, 2021	Jun. 30, 2020	[2]	Dec. 31, 2020	Dec. 31, 2019 [1]
Earnings Per Share [Abstract]
Loss attributable to shareholders ($ in thousands)							$ (752)	$ (248)
Balance at beginning of year							29,688,988	28,896,912
Effect of shares issued during the period							343,510	10,736
Weighted-average shares - basic as at end of year							30,032,498	28,907,648
Effect of dilutive share
Weighted-average shares - dilutive as at end of year							30,032,498	28,907,648
Basic and dilutive loss per share ($)	$ (0.02)	$ (0.005)		$ (0.03)	$ (0.01)		$ (0.02)	$ (0.01)

[1]	Share capital was retroactively adjusted using the exchange ratio established pursuant to the Stock Exchange Agreement to reflect the capital of the legal entity (the Parent Company), see also Note 10A.
[2]	Share capital was retroactively adjusted using the exchange ratio established pursuant to the Stock Exchange Agreement to reflect the capital of the legal entity (the Parent Company).